Net Interest Income and Average Balance Sheet and Interest Rates - Net interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Calculated using the effective interest method
Cash and balances with central banks	$ 1,433	$ 1,830	$ 2,293
Cash and balances with central banks, percentage movement from prior period	(22.00%)
Cash and balances with central banks, percentage movement from same period in prior year	(38.00%)
Collateral paid	$ 266	285	362
Collateral paid, percentage movement from prior period	(7.00%)
Collateral paid, percentage movement from same period in prior year	(27.00%)
Investment securities	$ 2,246	1,899	1,595
Investment securities, percentage movement from prior period	18.00%
Investment securities, percentage movement from same period in prior year	41.00%
Loans	$ 23,153	22,862	21,598
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period in prior year	7.00%
Other financial assets	$ 9	5	10
Other financial assets, percentage movement from prior period	80.00%
Other financial assets, percentage movement from same period in prior year	(10.00%)
Total interest income calculated using the effective interest method	$ 27,107	26,881	25,858
Total interest income calculated using the effective interest rate method, percentage movement from prior period	1.00%
Total interest income calculated using the effective interest rate method, percentage movement from same period in prior year	5.00%
Other
Net ineffectiveness on qualifying hedges	$ (69)	9	(1)
Trading securities and financial assets measured at FVIS	$ 1,046	913	687
Trading securities and financial assets measured at FVIS, percentage movement from prior period	15.00%
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	52.00%
Total other	$ 977	922	686
Other, percentage movement from prior period	6.00%
Other, percentage movement from same period in prior year	42.00%
Total interest income	$ 28,084	27,803	26,544
Total interest income, percentage movement from prior period	1.00%
Total interest income, percentage movement from same period in prior year	6.00%
Calculated using the effective interest method
Collateral received	$ (152)	(141)	(176)
Collateral received, percentage movement from prior period	8.00%
Collateral received, percentage movement from same period in prior year	(14.00%)
Deposits and other borrowings	$ (11,016)	(10,983)	(10,285)
Deposits and other borrowings, percentage movement from same period in prior year	7.00%
Debt Issues	$ (3,367)	(3,105)	(2,989)
Debt issues, percentage movement from prior period	8.00%
Debt issues, percentage movement from same period in prior year	13.00%
Loan capital	$ (1,026)	(943)	(905)
Loan capital, percentage movement from prior period	9.00%
Loan capital, percentage movement from same period in prior year	13.00%
Other financial liabilities	$ (190)	(125)	(269)
Other financial liabilities, percentage movement from prior period	52.00%
Other financial liabilities, percentage movement from same period in prior year	(29.00%)
Total interest expense calculated using the effective interest method	$ (15,751)	(15,297)	(14,624)
Interest expense, percentage movement from prior period	3.00%
Interest expense, percentage movement from same period of prior year	8.00%
Other
Deposits and other borrowings	$ (1,088)	(1,170)	(1,219)
Deposits and other borrowings, percentage movement from prior period	(7.00%)
Deposits and other borrowings, percentage movement from same period in prior year	(11.00%)
Trading liabilities	$ (1,536)	(1,366)	(1,277)
Trading liabilities, percentage movement from prior period	12.00%
Trading liabilities, percentage movement from same period in prior year	20.00%
Debt issues	$ (124)	(111)	(83)
Debt issues, percentage movement from prior period	12.00%
Debt issues, percentage movement from same period in prior year	49.00%
Bank levy	$ (191)	(185)	(172)
Bank levy, percentage movement from prior period	3.00%
Bank levy, percentage movement from same period in prior year	11.00%
Other interest expense	$ (43)	(48)	(42)
Other interest expense, percentage movement from prior period	(10.00%)
Other interest expense, percentage movement from same period in prior year	2.00%
Total other	$ (2,982)	(2,880)	(2,793)
Total other, percentage movement from prior period	4.00%
Total other, percentage movement from same period of prior year	7.00%
Total interest expense	$ (18,733)	(18,177)	(17,417)
Interest expense, percentage movement from prior period	3.00%
Interest expense, percentage movement from same period of prior year	8.00%
Net interest income	$ 9,351	9,626	9,127
Net interest income, percentage movement from prior period	(3.00%)
Net interest income, percentage movement from same period of prior year	2.00%
Addition to net interest income related to remediation costs		45
Addition (reduction) to interest income related to compliance, regulation and remediation costs	$ (7)	$ 45	$ 2